SHARE-BASED PAYMENT PLANS - DOLLAR THRIFTY (Tables)	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Performance Shares Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Performance Shares Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Restricted Stock Units Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Restricted Stock Units Dollar Thrifty Automotive Group Inc
SHARE-BASED PAYMENT PLANS
Schedule of non-qualified option rights activity
A summary of option activity under the Stock Incentive Plan and the Omnibus Plan as of December 31, 2012 is presented below.

Options	Shares	Weighted‑ Average Exercise Price	Weighted‑ Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (In thousands of dollars)
Outstanding at January 1, 2012	15,142,061	$10.60	6.3	$41,110
Granted	35,492	0.17
Exercised	(1,740,447)	5.75
Forfeited or Expired	(248,431)	14.66
Outstanding at December 31, 2012	13,188,675	11.13	5.4	$74,681
Exercisable at December 31, 2012	10,321,945	10.83	4.7	$63,086

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
	(In Thousands)			(In Thousands)
Outstanding at January 1, 2012	1,575	$5.11	6.89	$102,579
Granted	—	—
Exercised	(297)	5.70
Canceled (Forfeited/Expired)	—	—

Outstanding at September 30, 2012	1,278	$4.97	6.35	$104,695

Fully vested and exercisable options at: September 30, 2012	1,278	$4.97	6.35	$104,695

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(In Thousands)			(In Thousands)
Outstanding at January 1, 2011	2,277	$5.73	7.61	$94,545

Granted	—	—
Exercised	(672)	7.10
Canceled (Forfeited/Expired)	(30)	7.62

Outstanding at December 31, 2011	1,575	$5.11	6.89	$102,579

Fully vested and exercisable options at: December 31, 2011	917	$5.46	6.66	$59,398
Options expected to vest in the future at: December 31, 2011	658	$4.63	7.23	$43,181

Schedule of status of the Company's awards

Nonvested Shares	Shares	Weighted-Average Grant-Date Fair Value
	(In Thousands)
Nonvested at January 1, 2012	262	$59.11
Granted	29	76.17
Vested	(4)	52.44
Forfeited	(7)	59.79

Nonvested at September 30, 2012	280	$60.94

Nonvested Shares	Shares	Weighted-Average Grant-Date Fair Value
	(In Thousands)
Nonvested at January 1, 2011	238	$39.07
Granted	140	69.58
Vested	(73)	27.95
Forfeited	(43)	35.02

Nonvested at December 31, 2011	262	$59.11

Nonvested Shares	Shares	Weighted-Average Grant-Date Fair Value
	(In Thousands)
Nonvested at January 1, 2012	34	$5.41
Granted	7	73.42
Vested	(34)	5.41
Forfeited	—	—

Nonvested at September 30, 2012	7	$73.42

Nonvested Shares	Shares	Weighted-Average Grant-Date Fair Value
	(In Thousands)
Nonvested at January 1, 2011	64	$4.55
Granted	9	48.24
Vested	(39)	14.17
Forfeited	—	—

Nonvested at December 31, 2011	34	$5.41